UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Core Fixed Income Fund, Inc.
Schedule of Investments (unaudited)
December 31, 2007

	Principal Amount		Value

US Government and Government Agency Securities 55.8%
US Government Securities 14.0%
US Treasury Bonds:
4.5%, 2/15/2036	$242,000		$243,305
4.75%, 2/15/2037	300,000		314,063
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	226,328		232,340
2.375%, 1/15/2017	259,015		273,402
US Treasury Notes:
4.25%, 9/30/2012	1,020,000		1,056,099
3.875%, 10/31/2012	220,000		224,383
4%, 2/15/2014	60,000		61,317
4.75%, 8/15/2017	1,300,000		1,373,431
4.25%, 11/15/2017	120,000		122,128
US Treasury STRIPS 7.5%, 11/15/2024	695,000		317,901

Total US Government Securities			4,218,369

Government Agency Mortgage-Backed Securities††ø 38.9%
Fannie Mae:
TBA 5.5%, 12/2007	500,000		506,484
5.5%, 5/25/2014	3,811		3,865
4%, 12/25/2017	1,826,624		1,797,291
4.5%, 12/1/2020	577,251		567,926
5.5%, 11/1/2020	444,024		450,018
5%, 2/1/2035	277,618		271,225
5.45%, 8/25/2035	350,173		353,615
5.349%, 4/1/2036#	232,795		232,692
5.983%, 8/1/2036#	350,351		355,743
6.05%, 4/1/2036#	786,899		811,949
6.061%, 8/1/2036#	426,420		434,215
5.861%, 6/1/2037#	1,117,724		1,135,602
6.5%, 6/1/2037	2,197,785		2,259,525
6.5%, 9/1/2037	403,856		412,114
Freddie Mac Gold:
6.114%, 12/1/2036#	394,259		400,501
6.161%, 8/1/2036#	402,949		412,534
5.962%, 4/1/2037#	1,313,996		1,329,993

Total Government Agency Mortgage-Backed Securities			11,735,292

Government Agency Securitiesø 2.9%
Fannie Mae:
4.75%, 11/19/2012	300,000		310,797
5%, 7/9/2018	250,000		248,190
Freddie Mac 5.5%, 7/18/2016	160,000		172,537
Tennessee Valley Authority 5.5%, 7/18/2017	120,000		129,038

Total Government Agency Securities			860,562

Total US Government and Government Agency Securities			16,814,223

Corporate Bonds 31.6%
Aerospace and Defense 1.2%
Ambraer Overseas 6.375%, 1/24/2017†	150,000		142,695
Hawker Beechcraft†:
8.5%, 4/1/2015	50,000		50,125
8.875%, 4/1/2015	50,000		49,625
9.75%, 4/1/2017	25,000		24,937
L3 Communications 6.125%, 7/15/2013	100,000		98,750

			366,132

Airlines 1.1%
Continental Airlines:
8.75%, 12/1/2011	100,000		94,750
(Series A) 5.983%, 4/19/2022	245,000		228,975

			323,725

Automobiles 0.7%
Daimler Finance North America 4.875%, 6/15/2010	165,000		164,360
General Motors 8.375%, 7/15/2033	50,000		40,500

			204,860

Beverages 0.8%
Coca-Cola 5.35%, 11/15/2017	95,000		97,517
Diageo Capital 5.75%, 10/23/2017	155,000		156,170

			253,687

Capital Markets 1.2%
The Bank of New York Mellon 4.95%, 11/1/2012	95,000		95,100
Bear Stearns 5.35%, 2/1/2012	125,000		121,851
Merrill Lynch 6.05%, 8/15/2012	155,000		158,133

			375,084

Chemicals 0.3%
E.I. du Pont de Nemours 5%, 1/15/2013	90,000		90,667

Commercial Banks 0.8%
ICICI Bank 6.625%, 10/3/2012	150,000		148,786
Wells Fargo 5.25%, 10/23/2012	90,000		91,593

			240,379

Commercial Services and Supplies 0.2%
Cintas No. 2 6.15%, 8/15/2036	55,000		50,610

Computers and Peripherals 0.2%
Seagate Technology 6.375%, 10/1/2011	50,000		49,563

Consumer Finance 2.3%
American Express 6.15%, 8/28/2017	75,000		77,110
American General Finance 5.9%, 9/15/2012	180,000		182,259
General Motors Acceptance 6.75%, 12/1/2014	125,000		100,949
Nissan Motor Acceptance 5.625%, 3/14/2011†	315,000		324,645

			684,963

Diversified Financial Services 1.6%
CIT Group Funding 5.193%, 3/12/2009#	130,000	‡	124,408
Genworth Global Funding Trusts 5.2%, 10/8/2010	95,000		96,425
IBM International Group Capital 5.05%, 10/22/2012	100,000		101,976
JPMorgan Chase 5.375%, 10/1/2012	150,000		152,827

			475,636

Diversified Telecommunication Services 0.5%
Citizens Communications 6.625%, 3/15/2015	100,000		95,750
Embarq 7.082%, 6/1/2016	45,000		46,440

			142,190

Electric Utilities 2.2%
Edison Mission Energy 7%, 5/15/2017	50,000		49,375
Exelon Generation 6.2%, 10/1/2017	120,000		119,475
FPL Group Capital 5.85%, 5/1/2037	60,000		60,103
Indiana Michigan Power 6.05%, 3/15/2037	205,000		193,308
Pacific Gas and Electric 5.625%, 11/30/2017	150,000		150,738
Midwest Generation 8.3%, 7/2/2009	34,382		34,898
PacifiCorp 6.25%, 10/15/2037	55,000		56,993
TXU 5.55%, 11/15/2014	2,000		1,606

			666,496

Energy Equipment and Services 0.1%
Complete Production Services 8%, 12/15/2016	25,000		24,313

Environmental 0.4%
Allied Waste North America 6.125%, 2/15/2014	125,000		120,781

Food and Staples Retailing 0.3%
Duane Reade 9.75%, 8/1/2011	100,000		90,750

Food Products 1.2%
Corn Products 6%, 4/15/2017	215,000		223,900
Del Monte 8.625%, 12/15/2012	50,000		50,625
Pilgrims Pride 8.375%, 5/1/2017	100,000		98,500

			373,025

Health Care Equipment and Supplies 0.3%
Cardinal Health 9.5%, 4/15/2015†	100,000		93,250

Health Care Providers and Services 0.5%
UnitedHealth Group 6.625%, 11/15/2037†	160,000		162,926

Healthcare Facilities and Supplies 0.8%
HCA 9.25%, 11/15/2016	125,000		131,563
HealthSouth 10.829%, 6/15/2014#	100,000		102,250

			233,813

Hotels, Restaurants and Leisure 0.9%
McDonald’s 6.3%, 10/15/2037	115,000		119,667
Yum! Brands 6.25%, 3/15/2018	150,000		152,196

			271,863

Household Durables 0.8%
Jarden 7.5%, 5/1/2017	100,000		86,500
Kimberly-Clark 6.125%, 8/1/2017	150,000		158,327

			244,827

Household Products 0.3%
Clorox 5.95%, 10/15/2017	75,000		74,853

Independent Power Producers and Energy Traders 0.0%
NRG Energy 7.375%, 2/1/2016	2,000		1,955

Insurance 0.7%
Chubb 6%, 5/11/2037	80,000		75,830
Prudential Financial 6.625%, 12/1/2037	125,000		126,461

			202,291

Machinery 0.3%
American Railcar Industries 7.5%, 3/1/2014	100,000		95,000

Media 1.0%
Charter Communications Holdings I 13.5%, 1/15/2014	100,000		72,125
Time Warner Cable 5.4%, 7/2/2012	150,000		150,450
Viacom 6.125%, 10/5/2017	75,000		75,133

			297,708

Miscellaneous 0.5%
TRAINS HY-1-2006 7.117%, 5/1/2016†	148,000		143,748

Multi-Utilities 0.7%
Dominion Resources 5.6%, 11/15/2016	205,000		202,048

Multiline Retail 1.1%
J.C. Penney 6.375%, 10/15/2036	220,000		197,200
Target 5.375%, 5/1/2017	140,000		137,078

			334,278

Office Electronics 1.1%
Xerox:
5.5%, 5/15/2012	220,000		223,871
7.625%, 6/15/2013	110,000		114,802

			338,673

Oil, Gas and Consumable Fuels 3.5%
Amerada Hess 7.125%, 3/15/2033	90,000		99,365
Chesapeake Energy 6.5%, 8/15/2017	150,000		145,500
Encana 5.9%, 12/1/2017	145,000		148,608
OPTI Canada 7.85%, 12/15/2014†	50,000		49,125
Pemex Project Funding Master Trust 5.75%, 3/1/2018†	150,000		150,375
Petrobras International Finance 5.875%, 3/1/2018	75,000		74,962
Plains Exploration Production 7.75%, 6/15/2015	50,000		50,250
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	250,000		243,194
TransCanada Pipelines 6.2%, 10/15/2037	80,000		79,700
W & T Offshore 8.25%, 6/15/2014†	25,000		23,562

			1,064,641

Paper and Forest Products 0.4%
Georgia-Pacific 8.875%, 5/15/2031	125,000		121,250

Real Estate Investment Trusts 1.6%
Health Care Properties 6%, 1/30/2017	190,000		179,229
Hospitality Property Trust 6.7%, 1/15/2018	120,000		118,726
ProLogis Trust 5.625%, 11/15/2016	205,000		190,428

			488,383

Semiconductors and Semiconductor Equipment 0.3%
Freescale Semiconductor 10.125%, 12/15/2016	125,000		103,750

Specialty Retail 0.1%
Asbury Automotive Group 7.625%, 3/15/2017	25,000		22,250

Thrifts and Mortgage Finance 0.4%
MGIC Investment 5.625%, 9/15/2011	145,000		132,945

Tobacco 0.4%
Reynolds American 7.625%, 6/1/2016	125,000		133,499

Water Utilities 0.5%
American Water Capital 6.085, 10/15/2017†	150,000		149,768

Wireless Communication Services 0.3%
Verizon Communications 5.5%, 4/1/2017	80,000		80,517

Total Corporate Bonds			9,527,097

Collateralized Mortgage Obligations†† 6.2%
Bank of America Mortgage Securities 5.656%, 7/25/2034#	114,668	‡	115,209
Bear Stearns Alternate Trust 6.235%, 4/25/2035#	106,419		96,975
GS Mortgage Loan Trust 5.316%, 7/25/2035#	344,420		343,130
Harborview Mortgage Loan Trust 5.205% 1/19/2036	291,971		276,568
Homestar Mortgage Acceptance 5.185%, 3/25/2034#	154,497		153,910
Indymac Index Mortgage Loan Trust 6.177%, 3/25/2036#	512,514		512,874
Wells Fargo 4.734%, 7/25/2034#	393,274		384,037

Total Collaterized Mortgage Obligations			1,882,703

Asset-Backed Securities†† 4.0%
Centex Home Equity 6.915%, 12/25/2032#	316,099		208,712
Citicorp Residential Mortgage Securities 5.872%, 9/25/2036	250,632	‡	247,623
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032#	145,956		143,962
GSAA Home Equity Trust 5.344%, 9/25/2035	100,000		95,831
Irwin Home Equity 5.245%, 2/25/2034#	91,964	‡	89,190
Structured Asset Securities 4.04%,* 6/25/2033	443,185		428,951

Total Asset-Backed Securities			1,214,269

Foreign Government Securities 1.9%
Corporacion Andina de Fomento 5.75%, 1/12/2017	190,000		188,430
Emirate of Abu Dhabi 5.5%, due 8/2/2012†	200,000		205,899
Export-Import Bank of Korea 5.5%, 10/17/2012	165,000		165,853

Foreign Government Securities			560,182

Short-Term Holdings 1.3%
Repurchase Agreement 1.3%
Fixed Income Clearing Corporation, 2.85%, dated 12/31/07, maturing 1/2/08, in the amount of $397,063, collateralized by: $410,000 Freddie Mac 6%, 4/16/2037, with a fair market value of $412,563	397,000		397,000

Government Agency Mortgage-Backed Securities††ø0.0%
Fannie Mae 7%, 7/1/2008	2,816		2,839

Total Short-Term Holdings			399,839

Total Investments 100.8%			30,398,313
Other Assets Less Liabilities (0.8)%			(240,735)

Net Assets 100.0%			$30,157,578

*	Current rate of step bond.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

Ø	Securities issued by these agencies are neither guaranteed nor insured by the United States Government.

#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at December 31, 2007.

‡	At December 31, 2007, these securities, with a value of $576,430, were held as collateral for the TBA securities.

TBA – To be announced.

The cost of investments for federal income tax purposes was $30,301,668. The tax basis gross appreciation and depreciation of portfolio securities were $459,928 and $363,283, respectively.

Security Valuation and Risk – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. The Fund may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

High-yield securities are subject to a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino President and Chief Executive Officer

Date:	February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino President and Chief Executive Officer

Date:	February 26, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	February 26, 2008

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.